12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details
Share issue costs included in accounts payable and accrued liabilities	$ 16,500	$ 10,759	$ 0